Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Receivable from shareholders	Additional paid-in Capital	Retained Earnings	Accumulated other comprehensive income	Total IDEA Tech Holding Limited. shareholders’ equity	Total
Balance at Jun. 30, 2022	[1]	$ 1,250	$ (1,250)	$ 191,151	$ (91,140)		$ 100,011	$ 100,011
Balance (in Shares) at Jun. 30, 2022	[1]	12,500,000
Dividends					(1,231,842)		(1,231,842)	(1,231,842)
Net income					1,354,467		1,354,467	1,354,467
Foreign currency translation						365	365	365
Balance at Jun. 30, 2023	[1]	$ 1,250	(1,250)	191,151	31,485	365	223,001	223,001
Balance (in Shares) at Jun. 30, 2023	[1]	12,500,000
Dividends					(640,344)		(640,344)	(640,344)
Net income					1,037,826		1,037,826	1,037,826
Foreign currency translation						2,742	2,742	2,742
Balance at Jun. 30, 2024	[1]	$ 1,250	(1,250)	191,151	428,967	3,107	623,225	623,225
Balance (in Shares) at Jun. 30, 2024	[1]	12,500,000
Dividends
Capital received			1,250				1,250	1,250
Net income					725,934		725,934	725,934
Foreign currency translation						(9,064)	(9,064)	(9,064)
Balance at Jun. 30, 2025		$ 1,250		$ 191,151	$ 1,154,901	$ (5,957)	$ 1,341,345	$ 1,341,345
Balance (in Shares) at Jun. 30, 2025		12,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024. (Note 1)